Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total right of use, net	$ 15,207,775	$ 4,576,105
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
At cost	16,863,167	4,640,967
Accumulated Depreciation	(1,666,017)	(407,672)
Total right of use, net	15,197,150	4,233,295
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
At cost	11,828	380,900
Accumulated Depreciation	(1,203)	(38,090)
Total right of use, net	10,625	342,810
Total property and equipment, net	15,207,775	4,576,105
Right-of-Use Assets [Member]
Property, Plant and Equipment [Line Items]
At cost	8,236,479	1,011,179
Accumulated Depreciation	(1,095,602)	(75,843)
Total right of use, net	7,140,877	935,336
Total property and equipment, net	$ 22,348,652	$ 5,511,441